Borrowings - Schedule of Federal Funds Purchased and Retail Repurchase Agreements (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Federal funds purchased	$ 0	$ 0	$ 0
Retail repurchase agreements	$ 22,782	$ 20,762	$ 25,301